SCHEDULE OF INVESTMENTS

Delaware Ivy Corporate Bond Fund (in thousands)	JUNE 30, 2021 (UNAUDITED)

ASSET-BACKED SECURITIES	Principal	Value
AerCap Ireland Capital Ltd. and AerCap Global Aviation Trust:
3.500%, 5-26-22	$383	$392
1.750%, 1-30-26	1,700	1,681
Air Canada Enhanced Equipment Trust, Series 2015-2, Class AA, 3.750%, 12-15-27 (A)	3,036	3,153
American Airlines Class A Pass-Through Certificates, Series 2016-2, 3.650%, 6-15-28	1,574	1,522
American Airlines Class AA Pass-Through Certificates, Series 2016-2, 3.200%, 6-15-28	2,361	2,407
American Airlines Class AA Pass-Through Certificates, Series 2017-2, 3.350%, 10-15-29	838	851
American Airlines, Inc. Pass-Through Certificates, Series 2016-1, Class AA, 3.575%, 1-15-28	3,142	3,200
American Airlines, Inc. Pass-Through Certificates, Series 2017-1, Class AA, 3.650%, 2-15-29	403	415
Delta Air Lines, Inc. Pass-Through Certificates, Series 2020AA, Class B, 2.000%, 6-10-28	1,857	1,871
United Airlines Pass-Through Certificates, Series 2016-AA, 3.100%, 7-7-28	4,148	4,370

TOTAL ASSET-BACKED SECURITIES – 2.3%		$19,862
(Cost: $19,395)

CORPORATE DEBT SECURITIES

Communication Services

Alternative Carriers – 0.3%
Bell Canada (GTD by BCE, Inc.), 4.300%, 7-29-49	2,245	2,721

Cable & Satellite – 2.5%
Charter Communications Operating LLC and Charter Communications Operating Capital Corp.:
4.500%, 2-1-24	3,942	4,296
3.900%, 6-1-52	1,385	1,414
3.850%, 4-1-61	1,400	1,378
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal):
3.900%, 3-1-38	1,000	1,152
4.600%, 10-15-38	1,875	2,328
Comcast Corp. (GTD by Comcast Cable Communications LLC and NBCUniversal Media LLC), 3.250%, 11-1-39	3,125	3,329
Cox Communications, Inc.:
1.800%, 10-1-30(A)	1,150	1,098
2.950%, 10-1-50(A)	1,150	1,092
Omnicom Group, Inc. and Omnicom Capital, Inc., 3.650%, 11-1-24	1,545	1,678
Viacom, Inc., 4.750%, 5-15-25	3,000	3,397
		21,162

Integrated Telecommunication Services – 2.6%
AT&T, Inc.:
3.650%, 6-1-51	5,400	5,620
3.300%, 2-1-52	2,350	2,292
3.500%, 9-15-53(A)	1,200	1,208
3.550%, 9-15-55(A)	1,000	1,005
Sprint Corp., 7.875%, 9-15-23	2,535	2,883
Verizon Communications, Inc.:
4.329%, 9-21-28	2,500	2,910
4.812%, 3-15-39	3,172	4,024
2.987%, 10-30-56	2,687	2,530
		22,472

Interactive Media & Services – 0.2%
Alphabet, Inc., 2.050%, 8-15-50	1,356	1,199

Movies & Entertainment – 1.1%
Netflix, Inc., 5.875%, 2-15-25	4,149	4,804
TWDC Enterprises 18 Corp., 3.700%, 12-1-42	1,000	1,142
Walt Disney Co. (The):
4.125%, 12-1-41	2,000	2,409
3.600%, 1-13-51	967	1,099
		9,454

Publishing – 0.3%
Thomson Reuters Corp.:
3.350%, 5-15-26	2,450	2,668
5.650%, 11-23-43	155	209
		2,877

Wireless Telecommunication Service – 1.8%
Crown Castle Towers LLC:
3.222%, 5-15-22(A)	2,000	2,004
3.663%, 5-15-25(A)	5,120	5,468
4.241%, 7-15-28(A)	2,500	2,822
Sprint Spectrum L.P., 3.360%, 9-20-21(A)	563	566
T-Mobile USA, Inc.:
3.500%, 4-15-25	2,350	2,553

2.875%, 2-15-31	550	547
4.375%, 4-15-40	925	1,087
3.300%, 2-15-51	575	575
		15,622
Total Communication Services - 8.8%		75,507

Consumer Discretionary

Apparel, Accessories & Luxury Goods – 0.2%
PVH Corp., 4.625%, 7-10-25	1,950	2,178

Automobile Manufacturers – 0.1%
Nissan Motor Co. Ltd., 3.522%, 9-17-25(A)	1,150	1,229

Automotive Retail – 0.6%
7-Eleven, Inc.:
0.950%, 2-10-26(A)	2,200	2,162
1.800%, 2-10-31(A)	2,700	2,584
		4,746

Casinos & Gaming – 0.1%
Genting New York LLC and Genny Capital, Inc., 3.300%, 2-15-26(A)	875	885

Department Stores – 0.1%
Nordstrom, Inc., 2.300%, 4-8-24(A)	550	552

Education Services – 0.2%
University of Southern California, 3.028%, 10-1-39	2,000	2,151

Footwear – 0.3%
NIKE, Inc., 3.250%, 3-27-40	2,100	2,309

General Merchandise Stores – 0.3%
Dollar General Corp., 3.500%, 4-3-30	2,300	2,529

Home Improvement Retail – 0.7%
Home Depot, Inc. (The), 4.200%, 4-1-43	4,700	5,780

Homebuilding – 1.6%
D.R. Horton, Inc., 2.600%, 10-15-25	3,620	3,818
Lennar Corp.:
4.750%, 11-15-22(B)	2,630	2,758
4.750%, 11-29-27	1,275	1,475
NVR, Inc., 3.000%, 5-15-30	5,313	5,642
		13,693

Internet & Direct Marketing Retail – 1.1%
Amazon.com, Inc., 3.875%, 8-22-37	7,500	8,959
Expedia Group, Inc., 6.250%, 5-1-25(A)	257	299
		9,258
Total Consumer Discretionary - 5.3%		45,310

Consumer Staples

Agricultural Products – 0.5%
Archer Daniels Midland Co., 3.250%, 3-27-30	2,393	2,652

Cargill, Inc., 2.125%, 4-23-30(A)	1,440	1,461
		4,113

Brewers – 0.4%
Anheuser-Busch Inbev Finance, Inc. (GTD by AB INBEV/BBR/COB), 4.700%, 2-1-36	2,470	3,034

Drug Retail – 0.1%
CVS Health Corp., 4.780%, 3-25-38	1,035	1,275

Food Distributors – 0.3%
Sysco Corp., 3.750%, 10-1-25	2,610	2,875

Food Retail – 0.3%
Alimentation Couche-Tard, Inc., 2.950%, 1-25-30(A)	2,450	2,547

Household Products – 0.7%
Clorox Co. (The), 3.900%, 5-15-28	5,512	6,279

Hypermarkets & Super Centers – 0.9%
Walmart, Inc., 4.050%, 6-29-48	5,868	7,382

Packaged Foods & Meats – 1.7%
Hormel Foods Corp., 3.050%, 6-3-51	4,010	4,166
McCormick & Co., Inc.:
3.500%, 9-1-23	1,025	1,082
0.900%, 2-15-26	4,345	4,275
Nestle Holdings, Inc.:
3.900%, 9-24-38(A)	1,700	2,031
4.000%, 9-24-48(A)	2,735	3,352
		14,906

Personal Products – 0.3%
Estee Lauder Co., Inc. (The), 1.950%, 3-15-31	2,700	2,704

Soft Drinks – 1.9%
Coca-Cola Co. (The):
2.250%, 1-5-32	1,385	1,419
3.000%, 3-5-51	1,370	1,428
Coca-Cola European Partners plc, 0.800%, 5-3-24(A)	2,730	2,723
Keurig Dr Pepper, Inc., 0.750%, 3-15-24	1,385	1,387
PepsiCo, Inc.:
3.450%, 10-6-46	1,500	1,693
3.375%, 7-29-49	3,266	3,674
3.625%, 3-19-50	3,175	3,724
		16,048

Tobacco – 0.5%
Imperial Brands Finance plc, 3.125%, 7-26-24(A)	3,800	4,002

Total Consumer Staples - 7.6%		65,165

Energy

Integrated Oil & Gas – 0.4%
National Fuel Gas Co., 5.500%, 1-15-26	2,625	3,040

Oil & Gas Exploration & Production – 1.2%
Canadian Natural Resources Ltd., 3.850%, 6-1-27	6,500	7,162
EQT Corp.:
3.000%, 10-1-22(C)	1,500	1,534

7.875%, 2-1-25(B)	1,000	1,168
		9,864

Oil & Gas Storage & Transportation – 5.0%
Boardwalk Pipelines L.P. (GTD by Boardwalk Pipeline Partners L.P.), 4.450%, 7-15-27	3,090	3,494
Cheniere Energy Partners L.P., 4.000%, 3-1-31(A)	700	732
Colonial Pipeline Co., 4.250%, 4-15-48(A)	2,000	2,351
Colorado Interstate Gas Co., 4.150%, 8-15-26(A)	6,000	6,726
Energy Transfer Operating L.P., 5.300%, 4-15-47	1,450	1,699
Energy Transfer Partners L.P., 4.900%, 3-15-35	750	870
EQT Midstream Partners L.P., 4.750%, 7-15-23	842	880
Midwest Connector Capital Co. LLC, 4.625%, 4-1-29(A)	3,365	3,579
Plains All American Pipeline L.P. and PAA Finance Corp., 3.600%, 11-1-24	4,469	4,790
Sabal Trail Transmission LLC, 4.246%, 5-1-28(A)	5,000	5,668
Tennessee Gas Pipeline Co., 7.000%, 3-15-27	3,000	3,810
Transcontinental Gas Pipe Line Co. LLC:
3.250%, 5-15-30	1,775	1,923
4.600%, 3-15-48	2,000	2,445
Williams Partners L.P., 4.850%, 3-1-48	3,500	4,264
		43,231
Total Energy - 6.6%		56,135

Financials

Asset Management & Custody Banks – 3.7%
Apollo Management Holdings L.P., 2.650%, 6-5-30(A)	3,110	3,188
Blackstone Holdings Finance Co. LLC, 1.600%, 3-30-31(A)	1,250	1,190
Blue Owl Finance LLC, 3.125%, 6-10-31(A)	2,250	2,238
Brookfield Finance, Inc. (GTD by Brookfield Asset Management, Inc.), 4.850%, 3-29-29	3,000	3,535
Citadel Finance LLC, 3.375%, 3-9-26(A)	2,100	2,108
JAB Holdings B.V., 2.200%, 11-23-30(A)	4,061	3,951
KKR Group Finance Co. VIII LLC (GTD by KKR & Co., Inc. and KKR Group Partnership L.P.), 3.500%, 8-25-50(A)	3,750	3,938
National Securities Clearing Corp., 1.500%, 4-23-25(A)	8,000	8,168
Owl Rock Capital Corp.:
5.250%, 4-15-24	1,125	1,230
4.000%, 3-30-25	1,675	1,787
		31,333

Consumer Finance – 0.7%
Ford Motor Credit Co. LLC:
5.875%, 8-2-21	2,500	2,516
2.979%, 8-3-22	2,000	2,033

General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.), 1.250%, 1-8-26	1,375	1,366
		5,915

Diversified Banks – 5.9%
Bank of America Corp.:
4.200%, 8-26-24	6,000	6,580
2.496%, 2-13-31	3,000	3,066
2.592%, 4-29-31	5,325	5,494
1.898%, 7-23-31	3,425	3,333
Citizens Bank N.A., 3.250%, 2-14-22	1,050	1,067
Commonwealth Bank of Australia, 2.000%, 9-6-21(A)(C)	3,500	3,511
Danske Bank A.S., 2.700%, 3-2-22(A)	2,000	2,032
ING Groep N.V., 3.550%, 4-9-24	2,425	2,614
Korea Development Bank, 3.000%, 3-19-22	1,875	1,909
Mitsubishi UFJ Financial Group, Inc., 2.190%, 9-13-21	3,588	3,602
Toronto-Dominion Bank, 3.250%, 3-11-24	3,125	3,347
U.S. Bancorp, 2.375%, 7-22-26	1,625	1,721
U.S. Bank N.A., 3.450%, 11-16-21	1,500	1,514
Wells Fargo & Co.:
2.100%, 7-26-21	1,000	1,001
2.393%, 6-2-28	1,500	1,557
4.150%, 1-24-29	1,500	1,729
2.879%, 10-30-30	4,808	5,096
5.013%, 4-4-51	850	1,167
		50,340

Investment Banking & Brokerage – 3.8%
Charles Schwab Corp. (The), 1.650%, 3-11-31	2,850	2,769
Goldman Sachs Group, Inc. (The):
2.905%, 7-24-23	1,000	1,025
4.250%, 10-21-25	2,500	2,797
3.500%, 11-16-26	1,000	1,088
3.800%, 3-15-30	7,550	8,495
1.992%, 1-27-32	1,080	1,050
Morgan Stanley:
4.875%, 11-1-22	6,167	6,516
3.875%, 1-27-26	4,150	4,642
1.794%, 2-13-32	4,475	4,304
		32,686

Life & Health Insurance – 1.9%
Metropolitan Life Insurance Co., 3.450%, 10-9-21(A)	2,000	2,018
New York Life Global Funding:
2.300%, 6-10-22(A)	3,000	3,061
2.350%, 7-14-26(A)	3,000	3,146
Northwestern Mutual Life Insurance Co. (The), 3.850%, 9-30-47(A)	3,000	3,449
Principal Life Global Funding II, 3.000%, 4-18-26(A)	4,000	4,323
Security Benefit Global Funding, 1.250%, 5-17-24(A)	550	551
		16,548

Multi-Line Insurance – 0.6%
Aon Corp. (GTD by Aon plc), 2.800%, 5-15-30	4,950	5,202

Other Diversified Financial Services – 3.8%
Citigroup, Inc.:
3.500%, 5-15-23	1,390	1,466
3.875%, 3-26-25	2,948	3,236
3.520%, 10-27-28	3,250	3,561
4.412%, 3-31-31	3,690	4,313
4.700%, 7-30-68	1,150	1,189
5.000%, 3-12-69	2,000	2,098
JPMorgan Chase & Co.:
3.875%, 9-10-24	1,964	2,142
3.220%, 3-1-25	5,000	5,313
2.522%, 4-22-31	3,545	3,651
4.000%, 10-1-68	2,100	2,129
5.000%, 2-1-69	3,500	3,702
		32,800

Regional Banks – 0.7%
First Republic Bank, 2.500%, 6-6-22	5,000	5,091
Huntington Bancshares, Inc., 2.300%, 1-14-22	685	691
		5,782

Specialized Finance – 0.8%
LSEGA Financing plc, 2.500%, 4-6-31(A)	6,570	6,739

Total Financials - 21.9%		187,345

Health Care

Biotechnology – 0.5%
Amgen, Inc., 2.450%, 2-21-30	4,550	4,695

Health Care Equipment – 0.3%
Boston Scientific Corp., 3.850%, 5-15-25	1,925	2,128

Health Care Facilities – 0.3%
HCA, Inc. (GTD by HCA Holdings, Inc.):
5.875%, 5-1-23	1,729	1,881
5.875%, 2-1-29	400	484
5.250%, 6-15-49	330	422
		2,787

Health Care Supplies – 0.4%
Dentsply Sirona, Inc., 3.250%, 6-1-30	3,358	3,595

Managed Health Care – 1.6%
Anthem, Inc., 2.250%, 5-15-30	1,650	1,667
Centene Corp., 2.450%, 7-15-28	945	959
Humana, Inc., 2.900%, 12-15-22	2,000	2,066
UnitedHealth Group, Inc.:
2.000%, 5-15-30	1,000	1,009
2.300%, 5-15-31	5,700	5,841
2.750%, 5-15-40	750	761
3.050%, 5-15-41	1,075	1,127
		13,430

Pharmaceuticals – 3.2%
AstraZeneca plc, 1.375%, 8-6-30	1,625	1,539
Bayer U.S. Finance II LLC, 2.850%, 4-15-25(A)	2,165	2,252
Bayer U.S. Finance LLC, 3.000%, 10-8-21(A)	500	504
Elanco Animal Health, Inc.:
4.912%, 8-27-21(B)	2,250	2,266
5.022%, 8-28-23(B)	115	124
Fresenius Medical Care U.S. Finance III, Inc., 1.875%, 12-1-26(A)	2,280	2,282
Merck & Co., Inc.:
2.350%, 6-24-40	2,675	2,589
2.450%, 6-24-50	2,000	1,890

Novartis Capital Corp. (GTD by Novartis AG):
4.400%, 5-6-44	1,000	1,286
2.750%, 8-14-50	2,642	2,661
Royalty Pharma plc (GTD by Royalty Pharma Holdings Ltd.):
1.200%, 9-2-25(A)	3,750	3,719
2.200%, 9-2-30(A)	550	540
3.300%, 9-2-40(A)	425	429
Zoetis, Inc.:
3.900%, 8-20-28	678	772
2.000%, 5-15-30	4,525	4,511
		27,364
Total Health Care - 6.3%		53,999

Industrials

Aerospace & Defense – 1.9%
BAE Systems Holdings, Inc., 3.850%, 12-15-25(A)	2,300	2,542
Boeing Co. (The):
2.950%, 2-1-30	2,500	2,562
3.750%, 2-1-50	5,125	5,296
Harris Corp., 5.054%, 4-27-45	1,091	1,440
Raytheon Technologies Corp.:
2.250%, 7-1-30	2,750	2,797
3.125%, 7-1-50	1,545	1,590
		16,227

Airlines – 0.6%
Aviation Capital Group Corp., 2.875%, 1-20-22(A)	2,906	2,936
Aviation Capital Group LLC, 3.500%, 11-1-27(A)	645	678
Sydney Airport Finance, 3.625%, 4-28-26(A)	1,730	1,882
		5,496

Building Products – 0.6%
Lennox International, Inc., 1.350%, 8-1-25	2,500	2,518
Masco Corp., 1.500%, 2-15-28	2,775	2,712
		5,230

Diversified Support Services – 0.4%
Genpact Luxembourg S.a.r.l. (GTD by Genpact Ltd.), 3.375%, 12-1-24	2,000	2,139
Genpact Luxembourg S.a.r.l. and Genpact USA, Inc., 1.750%, 4-10-26	1,100	1,103
		3,242

Electrical Components & Equipment – 0.2%
Vontier Corp., 2.400%, 4-1-28(A)	1,800	1,790

Environmental & Facilities Services – 1.2%
Republic Services, Inc., 2.300%, 3-1-30	4,849	4,930
Waste Connections, Inc., 3.500%, 5-1-29	3,300	3,637
Waste Management, Inc. (GTD by Waste Management Holdings, Inc.), 1.500%, 3-15-31	1,500	1,421
		9,988

Industrial Machinery – 0.2%
Roper Technologies, Inc., 2.000%, 6-30-30	2,075	2,047

Railroads – 1.1%
Burlington Northern Santa Fe LLC, 4.550%, 9-1-44	2,000	2,561

Kansas City Southern, 4.300%, 5-15-43	2,525	2,935
Union Pacific Corp., 3.550%, 8-15-39	3,125	3,481
		8,977

Research & Consulting Services – 1.4%
CoStar Group, Inc., 2.800%, 7-15-30(A)	4,817	4,901
IHS Markit Ltd., 5.000%, 11-1-22(A)	4,070	4,270
Verisk Analytics, Inc.:
4.125%, 3-15-29	500	568
3.625%, 5-15-50	2,299	2,473
		12,212
Total Industrials - 7.6%		65,209

Information Technology

Application Software – 2.9%
Adobe, Inc., 2.300%, 2-1-30	5,890	6,140
Autodesk, Inc., 2.850%, 1-15-30	4,616	4,876
Infor, Inc.:
1.450%, 7-15-23(A)	815	825
1.750%, 7-15-25(A)	4,875	4,980
Nuance Communications, Inc., 5.625%, 12-15-26	2,835	2,962
NXP B.V. and NXP Funding LLC, 3.875%, 6-18-26(A)	2,200	2,439
salesforce.com, Inc.:
1.950%, 7-15-31	800	802
2.700%, 7-15-41	800	806
2.900%, 7-15-51	800	812
		24,642

Data Processing & Outsourced Services – 2.7%
Fidelity National Information Services, Inc., 1.650%, 3-1-28	2,775	2,762
Fiserv, Inc., 3.850%, 6-1-25	5,500	6,056
Global Payments, Inc., 2.650%, 2-15-25	4,195	4,423
PayPal Holdings, Inc.:
2.300%, 6-1-30	1,950	2,020
3.250%, 6-1-50	1,463	1,595
Visa, Inc.:
2.700%, 4-15-40	5,065	5,244
4.300%, 12-14-45	585	752
		22,852

Semiconductor Equipment – 0.0%
Lam Research Corp., 1.900%, 6-15-30	270	272

Semiconductors – 4.0%
Broadcom Corp. and Broadcom Cayman Finance Ltd. (GTD by Broadcom Ltd.), 3.469%, 4-15-34(A)	2,195	2,324
Intel Corp., 4.100%, 5-19-46	4,800	5,798
Maxim Integrated Products, Inc.:
3.375%, 3-15-23	525	547
3.450%, 6-15-27	2,620	2,890
Microchip Technology, Inc., 0.983%, 9-1-24(A)	3,476	3,461
QUALCOMM, Inc., 4.300%, 5-20-47	3,000	3,801
Taiwan Semiconductor Manufacturing Co. Ltd., 1.375%, 9-28-30(A)	3,535	3,341
Texas Instruments, Inc.:
2.250%, 9-4-29	1,920	2,002
3.875%, 3-15-39	3,018	3,640
4.150%, 5-15-48	600	762

TSMC Global Ltd., 2.250%, 4-23-31(A)	3,500	3,527
Xilinx, Inc., 2.375%, 6-1-30	2,325	2,366
		34,459

Systems Software – 2.0%
Fortinet, Inc.:
1.000%, 3-15-26	1,665	1,651
2.200%, 3-15-31	3,380	3,375
Microsoft Corp.:
3.500%, 2-12-35	3,775	4,389
2.921%, 3-17-52	1,900	2,020
ServiceNow, Inc., 1.400%, 9-1-30	5,974	5,612
		17,047

Technology Hardware, Storage & Peripherals – 0.9%
Apple, Inc.:
3.850%, 5-4-43	1,150	1,369
4.650%, 2-23-46	1,295	1,722
3.850%, 8-4-46	2,950	3,523
Seagate HDD Cayman (GTD by Seagate Technology plc), 4.750%, 6-1-23	1,135	1,211
		7,825
Total Information Technology - 12.5%		107,097

Materials

Construction Materials – 0.2%
Martin Marietta Materials, Inc., 0.650%, 7-15-23	1,335	1,338

Fertilizers & Agricultural Chemicals – 0.6%
Mosaic Co. (The):
3.250%, 11-15-22	1,775	1,838
4.250%, 11-15-23	600	645
Nutrien Ltd., 4.125%, 3-15-35	1,974	2,258
		4,741

Metal & Glass Containers – 0.1%
Colonial Enterprises, Inc., 3.250%, 5-15-30(A)	1,020	1,104

Paper Packaging – 0.2%
Graphic Packaging International LLC (GTD by Graphic Packaging International Partners LLC and Field Container Queretaro (USA) LLC), 0.821%, 4-15-24(A)	2,020	2,007

Total Materials - 1.1%		9,190

Real Estate

Diversified REITs – 0.3%
Spirit Realty L.P. (GTD by Spirit Realty Capital, Inc.):
2.100%, 3-15-28	1,640	1,634
3.400%, 1-15-30	600	641
2.700%, 2-15-32	265	263
		2,538

Health Care REITs – 0.3%
Welltower, Inc., 2.050%, 1-15-29	2,700	2,708

Industrial REITs – 0.8%
Aircastle Ltd., 5.500%, 2-15-22	4,909	5,055
Avolon Holdings Funding Ltd.:
3.625%, 5-1-22(A)	215	220
3.250%, 2-15-27(A)	1,500	1,549
		6,824

Residential REITs – 0.4%
American Homes 4 Rent:
4.250%, 2-15-28	1,580	1,777
4.900%, 2-15-29	1,497	1,742
		3,519

Specialized REITs – 3.0%
American Tower Corp., 3.070%, 3-15-23(A)	3,000	3,015
American Tower Trust I, 3.652%, 3-23-28(A)	2,000	2,191
Crown Castle International Corp.:
3.150%, 7-15-23	225	236
1.050%, 7-15-26	3,000	2,933
CubeSmart L.P. (GTD by CubeSmart), 4.375%, 2-15-29	2,485	2,846
CyrusOne L.P. and CyrusOne Finance Corp. (GTD by CyrusOne, Inc.), 2.900%, 11-15-24	2,160	2,284
EPR Properties, 4.950%, 4-15-28	1,067	1,153
Equinix, Inc., 2.625%, 11-18-24	4,615	4,858
Extra Space Storage L.P., 2.550%, 6-1-31	2,700	2,721
Public Storage, Inc., 2.300%, 5-1-31	2,730	2,787
VICI Properties L.P. and VICI Note Co., Inc., 4.625%, 12-1-29(A)	650	692
		25,716
Total Real Estate - 4.8%		41,305

Utilities

Electric Utilities – 4.1%
Alabama Power Co., 3.125%, 7-15-51	2,685	2,759
American Transmission Systems, Inc., 5.250%, 1-15-22(A)	600	614
Appalachian Power Co., Series W, 4.450%, 6-1-45	1,000	1,195
CenterPoint Energy, Inc., 2.950%, 3-1-30	3,250	3,434
Commonwealth Edison Co., 3.650%, 6-15-46	2,500	2,850
Duke Energy Indiana LLC, 3.750%, 5-15-46	1,570	1,766
Duke Energy Ohio, Inc., 4.300%, 2-1-49	540	669
Entergy Corp.:
0.900%, 9-15-25	1,700	1,679
3.750%, 6-15-50	1,800	1,979
FirstEnergy Corp.:
2.850%, 7-15-22	1,730	1,759
3.400%, 3-1-50	1,210	1,189
MidAmerican Energy Co., 3.950%, 8-1-47	1,000	1,186
National Rural Utilities Cooperative Finance Corp., 4.400%, 11-1-48	3,000	3,796
Pacific Gas and Electric Co.:
3.000%, 6-15-28	2,075	2,088
4.550%, 7-1-30	540	578
Southern California Edison Co., 4.125%, 3-1-48	1,725	1,844
Virginia Electric and Power Co., Series B, 4.600%, 12-1-48	1,850	2,393
Wisconsin Electric Power Co.:
4.250%, 6-1-44	750	896
4.300%, 10-15-48	1,750	2,196
		34,870

Gas Utilities – 0.6%
Southern California Gas Co., 4.300%, 1-15-49	3,830	4,800

Multi-Utilities – 1.2%
Baltimore Gas and Electric Co., 4.250%, 9-15-48	2,500	3,082
Black Hills Corp., 4.350%, 5-1-33	3,750	4,373
Dominion Energy, Inc., 4.600%, 3-15-49	1,800	2,269
Dominion Resources, Inc., 2.750%, 1-15-22	1,000	1,011
		10,735

Water Utilities – 0.5%
American Water Capital Corp., 4.150%, 6-1-49	3,800	4,622

Total Utilities - 6.4%		55,027

TOTAL CORPORATE DEBT SECURITIES – 88.9%		$761,289
(Cost: $730,558)

MORTGAGE-BACKED SECURITIES

Non-Agency REMIC/CMO - 0.2%
MASTR Adjustable Rate Mortgages Trust, Series 2005-1, Class B1 (Mortgage spread to 10-year U.S. Treasury index), 2.531%, 3-25-35(D)	1,807	1,496

TOTAL MORTGAGE-BACKED SECURITIES – 0.2%		$1,496
(Cost: $1,799)

MUNICIPAL BONDS - TAXABLE

New York – 0.9%
NYC GO Bonds, Fiscal 2017 Ser A-2, 2.460%, 8-1-26	3,000	3,195
NYC Indl Dev Agy, Rental Rev Bonds (Yankee Stadium Proj), Ser 2009, 11.000%, 3-1-29 (A)	3,037	4,118
		7,313

Ohio – 0.8%
OH State Univ, Gen Receipts Bonds (Multiyear Debt Issuance Prog), Ser 2016A, 3.798%, 12-1-46	5,500	6,559

TOTAL MUNICIPAL BONDS - TAXABLE – 1.7%		$13,872
(Cost: $11,552)

OTHER GOVERNMENT SECURITIES(E)

Canada - 1.4%
Province de Quebec, 7.140%, 2-27-26	9,365	11,742

Columbia - 0.1%
Republic of Colombia, 3.250%, 4-22-32	1,075	1,056

Mexico - 0.2%

United Mexican States, 3.750%, 4-19-71	1,750	1,605

TOTAL OTHER GOVERNMENT SECURITIES – 1.7%		$14,403
(Cost: $12,271)

UNITED STATES GOVERNMENT OBLIGATIONS

Treasury Obligations - 2.1%
U.S. Treasury Bonds:
1.875%, 2-15-41	4,650	4,554
2.250%, 5-15-41	3,750	3,903
3.000%, 11-15-44	210	247
1.875%, 2-15-51	3,535	3,375
2.375%, 5-15-51	1,195	1,276
U.S. Treasury Notes:
2.000%, 8-15-25	19	20
1.125%, 2-15-31(C)	1,325	1,286
1.625%, 5-15-31	3,500	3,554
		18,215

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 2.1%		$18,215
(Cost: $17,667)

SHORT-TERM SECURITIES	Shares

Money Market Funds(G) - 2.0%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 0.010%(F)	131	131
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.030%	16,702	16,702
		16,833

TOTAL SHORT-TERM SECURITIES – 2.0%		$16,833
(Cost: $16,833)

TOTAL INVESTMENT SECURITIES – 98.9%		$845,970
(Cost: $810,075)

CASH AND OTHER ASSETS, NET OF LIABILITIES(H) – 1.1%		9,742

NET ASSETS – 100.0%		$855,712

Notes to Schedule of Investments

(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021 the total value of these securities amounted to $180,042 or 21.0% of net assets.

(B)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at June 30, 2021.
(C)	All or a portion of securities with an aggregate value of $1,415 are on loan.
(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2021. Description of the reference rate and spread, if applicable, are included in the security description.
(E)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.
(F)	Investment made with cash collateral received from securities on loan.
(G)	Rate shown is the annualized 7-day yield at June 30, 2021.

(H)	Cash of $361 has been pledged as collateral on open futures contracts.

The following futures contracts were outstanding at June 30, 2021 (contracts unrounded):

Description	Type	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
U.S. Treasury Long Bond	Long	103	9-21-21	10,300	$16,557	$394

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Asset-Backed Securities	$—	$19,862	$—
Corporate Debt Securities	—	761,289	—
Mortgage-Backed Securities	—	1,496	—
Municipal Bonds	—	13,872	—
Other Government Securities	—	14,403	—
United States Government Obligations	—	18,215	—
Short-Term Securities	16,833	—	—

Total	$16,833	$829,137	$—

Futures Contracts	$394	$—	$—

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at June 30, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$810,075

Gross unrealized appreciation	41,360

For Federal income tax purposes, cost of investments owned at June 30, 2021 and the related unrealized appreciation (depreciation) were as follows:

Gross unrealized depreciation	(4,465)

Net unrealized appreciation	$36,895